Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Related Party Transactions and Balances Disclosure

13. RELATED PARTY TRANSACTIONS AND BALANCES

Related Parties of Ku6 Media Co., Ltd. (both pre- and post-2010 Reorganization)

Entity	Relationship to Ku6 Media Co., Ltd.
Shanda Interactive Entertainment Limited (“Shanda”)	Controlling shareholder
Shanda Computer (Shanghai) Co., Ltd. (“Shanda Computer”)	Wholly owned affiliate of Shanda
Shanghai Shulong Computer Technology Co., Ltd. (“Shanghai Shulong Computer”)	Consolidated affiliate of Shanda Games Limited
Shanghai Shulong Technology Co., Ltd. (“Shanghai Shulong”)	Consolidated affiliate of Shanda Games Limited
Chengdu Jisheng Technology Co., Ltd. (“Chengdu Jisheng”)	Wholly owned affiliate of Shanda
Shanghai Shengyue Advertising Co., Ltd. (“Shengyue”)	Wholly owned affiliate of Shanda
Shanda Media Group Ltd. (“Shanda Media”)	Wholly owned affiliate of Shanda
Shanda Capital Limited. (“Shanda Capital”)	Wholly owned affiliate of Shanda
Shanda Games Ltd. (“Shanda Games”)	Affiliate under common control of Shanda
Hurray! Media Co., Ltd.	Wholly owned affiliate of Shanda
Seed Music Group Limited	Wholly owned affiliate of Shanda
Hurray! Solutions Ltd.	Wholly owned affiliate of Shanda

Post-2010 Reorganization Related Party Activities

Following the Reorganization in August 2010, the Group receives advertising revenues from and pays promotional service fees to companies under common control by Shanda. Accordingly, certain revenues from the sale of advertising resources to sister entities, and related party costs of revenue, are separately classified in the consolidated statement of operations and comprehensive loss. From time to time, the Group also lends cash resources to (or borrows cash resources from) other companies under common control by Shanda based upon its U.S. or RMB-denominated cash resource positions and the related resources and needs of other companies under common control by Shanda.  These lending (borrowing) transactions are reflected as investing (financing) activities, respectively, in the consolidated statement of cash flows and are reflected in the consolidated balance sheet (and below in this Note) as other receivables due from, or other payables due to, related parties.  A detailed discussion of related party activity pre-dating the 2010 Reorganization is not included herein as such activity relates to operations which have been divested (Note 4).

Annual Related Party Activities

During the years ended December 31, 2010, 2011 and 2012 significant related party transactions occurring during the annual periods were as follows.

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Related party transactions in continuing operations:
Advertising revenue received from companies under common control by Shanda	701,732	8,076,155	12,481,927
Promotion service fee paid to companies under common control by Shanda	376,302	379,465	—
Loan borrowing from Shanghai Shulong Computer Technology Co., Ltd.	—	6,832,012	—
Loan borrowing from Shanghai Shulong Technology Co., Ltd.	3,030,711	6,503,884	—
Loan borrowing from Shanda Computer (Shanghai) Co., Ltd. *	1,565,290	—	—
Loan repayment from Shanda Games Limited	—	—	13,900,000
Loan repayment to Shanghai Shulong Computer Technology Co., Ltd.	—	—	6,769,544
Loan repayment to Shanghai Shulong Technology Co., Ltd.	—	3,189,527	3,135,076
Loan to Shanda Games Limited	3,200,000	14,000,000	—
Loan to Shanda Capital Limited	—	—	470,000
Loan interest income from Shanda Games Limited	—	108,019	246,178
Loan interest income from Shanda Capital Limited	—	—	10,575
Convertible Bond issued to Shanda Media (Note 1)	—	50,000,000	—
Convertible Bond redeemed from Shanda Media (Note 1)	—	50,000,000	—
Interest expense for loan from companies under common control by Shanda	—	688,952	448,011
Interest expense of Convertible Bond issued to Shanda Media (Note 1)	—	375,000	—

*Borrowing is not reflected in “other payables due to related parties” as the liability was incurred by the Company’s formerly consolidated subsidiary Yisheng, which was deconsolidated in 2011 (Note 8).  The loan was assumed by the acquiring parties of Yisheng and de-recognized upon deconsolidation.

The Company entered into a cooperative agreement with Shengyue, a wholly owned subsidiary of Shanda in 2011. Under this agreement, Shengyue was appointed as the Company’s primary agency to secure advertisement from various end advertisers. The Company provides advertising capacity/spots (i.e. headlines, banners, short video, etc) to Shengyue on its online video portal. This cooperative agreement coversed a period of 1 year and 9 months commencing April 1, 2011. During the testing period from April 1, 2011 to June 30, 2011, Shengyue did not guarantee a minimum revenue stream to the Company, nor was the Company obligated for any commission fee. Following the testing period, the “commission free period” started from July 1, 2011 and ended on December 31, 2011, and during the period Shengyue guaranteed minimum advertising revenue for each fiscal quarter to the Company; however, the commission fee was waived in this period. Commencing January 1, 2012, in addition to the guaranteed minimum revenue, the Company was obligated for commission fees based on certain percentages of the advertising revenue volume. There were no commission fees incurred for any historical periods, as the Group enjoyed the commission-free period in 2011 and earned minimum guaranteed revenues in 2012.

In March 2012, the Company provided a $0.5 million unsecured loan to Shanda Capital Limited, a company controlled by Shanda Interactive, which carries an interest rate of 3% per year and was due in March 2013; its terms are in the process of being extended.

Year-End Related Party Balances

At December 31, 2011 and December 31, 2012, the amounts receivable from and payable to related parties included in the consolidated balance sheet mainly represent the outstanding amounts arising from the transactions described in the preceding section.

Accounts Receivable balances due from related parties are as follows:

	December 31, 2011	December 31, 2012

Shanghai Shengyue Advertising Co., Ltd.	2,649,385	4,333,797
Other companies under common control by Shanda	90,794	65,240
	2,740,179	4,399,037

Other balances with related parties are as follows:

	December 31, 2011	December 31, 2012
Other receivables due from related parties
Shanda Games Limited	17,308,019	3,389,567
Hurray! Media Co., Ltd.	1,246,641	1,246,641
Seed Music Group Limited	980,000	980,000
Shanda Capital Limited	—	480,575
Other companies under common control by Shanda	4,609	—
	19,539,269	6,096,783

All amounts due from related parties are non-interest bearing, unsecured and receivable on demand except for the receivables due from Shanda Games Limited and Shanda Capital Limited with an annual interest rate of 3% and from Seed Music Group Limited with an annual interest rate of 0.6%.

	December 31, 2011	December 31, 2012
Other payables due to related parties
Shanghai Shulong Technology Co. Ltd	6,345,068	3,404,497
Shanghai Shulong Computer Technology Co., Ltd	6,832,012	—
Other related party	375,000	375,000
	13,552,080	3,779,497

All amounts due to related parties are non-interest bearing, unsecured and payable on demand with annual interest rates ranging from 5.05% to 6.71%.